Provision for Return Condition Checks for Aircraft Under Operating Leases	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provision for Return Condition Checks for Aircraft Under Operating Leases
35	PROVISION FOR RETURN CONDITION CHECKS FOR AIRCRAFT UNDER OPERATING LEASES

	2017	2016
	RMB million	RMB million
At 1 January	3,670	3,503
Accrual	1,214	1,010
Utilization	(1,865)	(843)

At 31 December	3,019	3,670
Less: current portion	(981)	(1,175)

Long-term portion	2,038	2,495

In respect of aircraft and engines under operating leases, the Group has obligations to fulfil certain return conditions under the leases. The balance as at 31 December 2017 and 2016 represented the provision for the estimated cost of these return condition checks which is made on a straight-line basis over the term of the leases.